Transactions with Related Parties (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related companies	$ 14,654	$ 15,248
Trade Payables to related companies	10,508	17,432
Other Payables to related companies	1,902	1,460
Sales of Marine Petroleum Products- related companies	6,282,466	7,208,440	6,925,582
Voyage Revenues	25,049	22,726	22,775
Cost of Marine Petroleum Products- related companies	6,025,742	6,939,636	6,668,622
Cost of voyage revenues	16,202	15,136	19,251
Other Revenues	27,214	27,794	17,108
Aegean Oil
Related Party Transaction [Line Items]
Due from related companies	2,012	3,508
Trade Payables to related companies	10,264	17,031
Other Payables to related companies	1,587	531
Sales of Marine Petroleum Products- related companies		0	3,688
Voyage Revenues	0	542	588
Cost of Marine Petroleum Products- related companies	414,653	455,476	404,988
Cost of voyage revenues	3,976	1,868
Aegean Shipping Management
Related Party Transaction [Line Items]
Due from related companies	9,133	4,713
Sales of Marine Petroleum Products- related companies	7,818	7,133	8,574
Cost of Marine Petroleum Products- related companies	2,042
General Maritime
Related Party Transaction [Line Items]
Due from related companies	452	1,757
Sales of Marine Petroleum Products- related companies	6,258	30,628	38,681
Melco
Related Party Transaction [Line Items]
Trade Payables to related companies	244	401
Other Payables to related companies	6
Sales of Marine Petroleum Products- related companies	7,667	4,631
Cost of Marine Petroleum Products- related companies	6,658	2,640
Aegean V
Related Party Transaction [Line Items]
Due from related companies	2,210	4,367
Voyage Revenues	8,756	8,141	7,019
Other
Related Party Transaction [Line Items]
Due from related companies	847	903
Other Payables to related companies	309	929
Sales of Marine Petroleum Products- related companies	1,024
Voyage Revenues	101	72	101
Other Revenues			154
Total
Related Party Transaction [Line Items]
Due from related companies	14,654	15,248
Trade Payables to related companies	10,508	17,432
Other Payables to related companies	1,902	1,460
Sales of Marine Petroleum Products- related companies	22,767	42,392	47,255
Voyage Revenues	8,857	8,755	7,708
Cost of Marine Petroleum Products- related companies	423,353	458,116	404,988
Cost of voyage revenues	3,976	1,868
Other Revenues			$ 154